OTHER ASSETS AND LIABILITIES - Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets
Customer acquisition costs	$ 87	$ 98
Tax advances (non-income tax)	6	6
Other non-financial assets	84	74
Total other non-current assets	177	178
Other current assets
Advances to suppliers	66	44
Input value added tax	46	45
Prepaid taxes	49	51
Other assets	80	60
Total other current assets	$ 241	$ 200